INTEREST- BEARING BANK BORROWINGS (SECURED) (Details 2) - CNY (¥) ¥ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of INTEREST- BEARING BANK BORROWINGS SECURED [Line Items]
Borrowings, interest rate
Borrowings	¥ 36,017	¥ 35,626
Fixed rate borrowings
Disclosure Of INTEREST- BEARING BANK BORROWINGS SECURED [Line Items]
Borrowings, interest rate
Borrowings	¥ 0	¥ 0
Variable rate borrowings
Disclosure Of INTEREST- BEARING BANK BORROWINGS SECURED [Line Items]
Borrowings, interest rate	0.00%	0.00%
Borrowings	¥ 0	¥ 0